Supplement dated May 29, 2025
to the following initial summary prospectus(es):
Nationwide Destination B NY (2.0) dated May 1, 2025
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
1. Effective June 20, 2025, for applications signed on or after February 7, 2025, Nationwide is updating the Group A and Group B allocation limitations under the Custom Choice Asset Rebalancing Service for Contract Owners that elect the Nationwide Lifetime Income Rider Plus Empire optional benefit.
Accordingly, the following changes apply to the prospectus:
(a)
The first table displaying allocation limitations under the Custom Asset Rebalancing Service Investment Options section under Appendix A: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:

Nationwide Lifetime Income Rider Plus Empire
Group A	0%-100%
Group B	0%-100%
Group C	0%-10%
Total	100%
2. The following underlying mutual fund is offered as an investment option under the contract.
Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II
3. Effective on June 20, 2025, the following underlying mutual fund is added as an investment option under the contract.
•
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I
Accordingly, Appendix is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
4. Effective June 20, 2025, the following underlying mutual fund is no longer available to receive transfers or purchase payments.
ISP-0857

•
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II
ISP-0857